SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cost of goods sold, Value added tax, Segments (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Revenue from customers by geographical areas
Export tax rebates received	$ 985,000	¥ 6,628,000	$ 839,000	¥ 5,414,000
Value added tax refund receivable	$ 200,000		495,000
Number of reporting segments | segment	1	1
Number of operating segments | segment	1	1
Revenue from customers	$ 12,158,102		12,543,556		$ 11,219,559
Property and equipment, net	5,134,566		1,365,036
US
Revenue from customers by geographical areas
Revenue from customers	11,717,347		12,233,382		10,957,047
Canada
Revenue from customers by geographical areas
Revenue from customers	440,755		310,174		225,857
PRC
Revenue from customers by geographical areas
Property and equipment, net	4,966,262		1,300,009
Others
Revenue from customers by geographical areas
Revenue from customers					$ 36,655
Hong kong
Revenue from customers by geographical areas
Property and equipment, net	$ 168,304		$ 65,027